DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2017
Disclosure of new standards in the period prior to their adoption [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4: -	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

a.	IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014, and amended in April 2016, and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after 1 January 2018. Early adoption is permitted. The Company plans to adopt the new standard on the required effective date using the modified retrospective method. During 2016, the Company performed a preliminary assessment of IFRS 15, which was continued with a more detailed analysis completed in 2017.

(i) Sale of goods

For contracts with customers in which the sale of goods is generally expected to be the only performance obligation, adoption of IFRS 15 is not expected to have any impact on the Company’s revenue and profit or loss.

The Company expects the revenue recognition to occur at a point in time when control of the asset is transferred to the customer, generally on delivery of the goods.

(ii) Rendering of services

The Company recognizes service revenue by reference to the stage of completion. Under IFRS 15, allocation will be made based on relative stand-alone selling prices. Hence, the allocation of the consideration and, consequently, the timing of the amount of revenue recognized in relation to these sales would be affected.

The Company examined that when IFRS 15 is adopted, the financial statements would not be impacted.

(iii) Advances received from customers

Short-term advances from customers are presented as part of Trade and other payables. However, from time to time, the Company may receive from customers long-term advances.

Under the current accounting policy, the Company presents such advances as deferred revenue under the noncurrent liabilities heading in the statement of financial position. No interest was accrued on the long-term advances received under the current accounting policy.
Under IFRS 15, the Company must determine whether there is a significant financing component in its contracts. However, the Company decided to use the practical expedient provided in IFRS 15, and will not adjust the promised amount of the consideration for the effects of a significant financing components in the contracts, where the Company expects, at contract inception, that the period between the Company transfer of a promised good or service to a customer and when the customer pays for that good or service will be one year or less. Therefore, for short-term advances, the Company will not account for a financing component even if it is significant.

Based on the nature of the goods and services offered and the purpose of payment terms, the Company determined that for the vast majority of the contracts that require customers to pay long-term advances, the payment terms were structured primarily for reason other than the provision of finance to the Company. In addition, the length of time between when the customer pays for the goods and services and the Company transfers goods and services to the customer is relatively short. Therefore, the Company has concluded that there is not a significant financing component in these contracts.

(iv) Presentation and disclosure requirements

The presentation and disclosure requirements in IFRS 15 are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and significantly increases the volume of disclosures required in the Company’s financial statements. Many of the disclosure requirements in IFRS 15 are new and the Company expects that the notes to the financial statements will be expanded because of the disclosure of significant judgements made.

b.	IFRS 9, "Financial Instruments":

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after 1 January 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Company plans to adopt the new standard on the required effective date and will not restate comparative information.

During 2017, the Company has performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Company in 2018 when the Company will adopt IFRS 9. Overall, the Company expects no significant impact on its statement of financial position and equity except for the effect of applying the impairment requirements of IFRS 9.

The Company expects an immaterial increase in the loss allowance resulting in a negative impact on equity.

(i) Classification and measurement

The Company does not expect a significant impact on its balance sheet or equity on applying the classification and measurement requirements of IFRS 9. It expects to continue measuring at fair value all financial assets currently held at fair value.

(ii) Impairment

IFRS 9 requires the Company to record expected credit losses on all of its debt securities, loans and trade receivables, either on a 12-month or lifetime basis. The Company will apply the simplified approach and record lifetime expected losses on all trade receivables. The Company’s trade receivable balance as of 2017 financial report date is less than 0.2% of its total assets therefore no material impact is expected for 2017 results.

(iii) Hedge accounting

Currently The Company is not engaged in hedge relationships.

c.	IFRS 16, "Leases":

IFRS 16 was issued in January 2016, and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to re-measure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the re-measurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after 1 January, 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs.

The Company has completed an initial assessment of the potential impact on its consolidated financial but has not yet completed its detailed assessment. The actual impact of applying IFRS 16 on the financial statements in the period of initial application will depend on future economic conditions, including the Company’s borrowing rate at 1 January, 2019 and the composition of the Company’s lease portfolio at that date.

So far, the most significant impact identified is that the Company will recognize new assets and liabilities for its operating lease of principal facility is located in Rehovot, “Evogene Farm”, research and development facility in St. Louis, Missouri and car leases. As at 31 December, 2017, the Company’s future minimum lease payments under non-cancelable operating leases amounted to $1,548, on an undiscounted basis (see note 16(a)).

In addition, the nature of expenses related to those leases will now change as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities.